Label	Element	Value
Guardian U.S. Government Securities VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GUARDIAN VARIABLE PRODUCTS TRUST
(the “Trust”)

Supplement dated December 21, 2022

to the Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”)

dated May 1, 2022, as supplemented

Guardian U.S. Government Securities VIP Fund only:

Risk/Return [Heading]	rr_RiskReturnHeading	Guardian U.S. Government Securities VIP Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Bloomberg US Intermediate Government/Mortgage Total Return Index (the “Total Return Index”) replaced the Bloomberg Intermediate US Government Bond Index as the Fund’s primary benchmark as of October 1, 2022. The Total Return Index was selected to align more closely with the Fund’s investment strategy and portfolio holdings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table in the Fund’s Prospectus and Summary Prospectus under the heading “Average Annual Total Returns (for the periods ended December 31, 2021)” is hereby deleted and replaced by the following:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Guardian U.S. Government Securities VIP Fund | Bloomberg US Intermediate Government/Mortgage Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.39%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.68%	[1]
Guardian U.S. Government Securities VIP Fund | Bloomberg Intermediate US Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Guardian U.S. Government Securities VIP Fund | Guardian U.S. Government Securities VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2019

[1]	The Bloomberg US Intermediate Government/Mortgage Total Return Index (the “Total Return Index”) replaced the Bloomberg Intermediate US Government Bond Index as the Fund’s primary benchmark as of October 1, 2022. The Total Return Index was selected to align more closely with the Fund’s investment strategy and portfolio holdings.